Contract Assets and Contract Liabilities - Schedule of Contract Assets and Contract Liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Contract Assets
Contract cost	$ 83,526,952	RM 340,581,147	RM 285,872,146
Contract margin	10,849,280	44,237,939	41,836,852
Contract revenue recognized	94,376,232	384,819,086	327,708,998
Less: Bill to trade receivables	(73,028,956)	(297,775,569)	(286,591,376)
Contract assets carried forward	21,347,276	87,043,517	41,117,622
Add: Accrued revenue	75,022	305,903	322,413
Balance carried forward	21,422,298	87,349,420	41,440,035
Increase in contract assets	(11,259,199)	(45,909,385)	(8,892,446)
Increase in provision for impairment loss			RM 2,668,908